Derivative Instruments and Other Hedging Activities - Schedule of Derivative Instruments on Consolidated Financial Statements (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivative Instruments And Hedging Activities [Line Items]
Amount of Gain (Loss) Recognized in OCI, net of taxes (Effective Portion)		$ (874)
Amount of Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	(392)	(1,618)
Amount of Gain (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)	1
Amount of Gain (Loss) Recognized in Income on Derivatives	209	(1)	(2)
Not Designated as Hedging Instruments [Member]
Derivative Instruments And Hedging Activities [Line Items]
Amount of Gain (Loss) Recognized in Income on Derivatives	(1,757)	10,422
Not Designated as Hedging Instruments [Member] | Forward Sale Contracts [Member]
Derivative Instruments And Hedging Activities [Line Items]
Amount of Gain (Loss) Recognized in Income on Derivatives	(1,716)	2,431
Not Designated as Hedging Instruments [Member] | Written and Purchased Options [Member]
Derivative Instruments And Hedging Activities [Line Items]
Amount of Gain (Loss) Recognized in Income on Derivatives	(3,032)	7,119
Interest Rate Contracts [Member] | Not Designated as Hedging Instruments [Member] | Other Income (Expense) [Member]
Derivative Instruments And Hedging Activities [Line Items]
Amount of Gain (Loss) Recognized in Income on Derivatives	2,991	872
Interest Rate Contracts [Member] | Cash Flow Hedging [Member]
Derivative Instruments And Hedging Activities [Line Items]
Amount of Gain (Loss) Recognized in OCI, net of taxes (Effective Portion)		(874)
Amount of Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	(392)	(1,618)
Amount of Gain (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)	$ 1